Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1, 2013	$ 5,074,000
Additions for tax positions related to current year	214,000
Additions for tax positions of prior years	180,000
Reductions for tax positions of prior years	(848,000)
Settlements	0
Foreign currency translation	82,000
Balance at December 31, 2013	4,702,000
Accrued interest related to unrecognized tax benefits	$ 400,000